TAXES - Valuation Allowance (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Valuation allowance roll forward
Beginning balance	$ 215,526	$ 21,910
Additions	56,808	196
Reversals	(6,379)
Foreign currency translation adjustments	(7,282)	229
Ending balance	$ 258,673	$ 22,336